Related Parties	12 Months Ended
Dec. 31, 2025
Related Parties [Abstract]
RELATED PARTIES

NOTE 24 - RELATED PARTIES

A.	RELATED PARTY TRANSACTIONS:

Certain of the Company’s directors, executive officers and principal owners, including immediate family members, are users of the Company’s platform. The Company grants its executive officers certain trading discounts in their eToro accounts, similar to those granted to all of our employees.

iAngels

During the reported periods, the Company waived its right of first refusal with respect to the transfer of shares of the Company’s employees and certain shareholders to iAngels Technologies LP. or its affiliated entities (“iAngels”), which acted as a broker for the sale of the said shares to third parties. iAngels is owned by the spouse of the Company’s Chief Executive Officer.

iAngels also participated as an investor in the pre-PIPE investment in an amount of $1,000, subject to the same terms and conditions as all other investors, as part of the exercise of their pre-emptive rights pursuant to the Company’s Investors Rights Agreement.

Please see Note 15a for disclosure on the agreement with Liquidity, a related party.

B.	SERVICES AGREEMENTS WITH RELATED PARTIES:

The Company is a party to a Services Agreement with Wix.com Ltd (“Wix”) for the provision of website holdings since 2021. Mr. Lior Shemesh serves as the CFO of Wix and, as of July 2025, also serves as a member of the Company's board of directors. During 2025, the Company paid Wix a total amount of approximately $23 thousands.

The Company is engaged with Base44, Inc. (together with any affiliated entity, “Base44”) for the provision of vibe coding services. Base44 is wholly owned by Wix, where Mr. Lior Shemesh serves as CFO, as detailed above. During 2025, the Company paid Base44 a total amount of $64 thousands.

The Company is a party to a Services Agreement with Fireblocks Ltd. (collectively with Fireblocks Inc., “Fireblocks”) for the provision of crypto treasury and trading services and other custom projects. Mr. Santo Politi, a member of our board of directors, controls, directly or indirectly, 10% or more of the equity or voting power of Fireblocks. During 2025, the Company paid Fireblocks a total amount of $166 thousands.

C.	COMPENSATION OF KEY MANAGEMENT PERSONNEL OF THE GROUP RECOGNIZED AS AN EXPENSE:

	Year ended December 31,
	2025	2024	2023

Short-term employee benefits (*)	14,555	12,066	8,849
Share-based payment	2,362	15,522	50,453
Total compensation	16,917	27,588	59,302

(*)	Balances amounts owed to key management personnel are $24,802 and $19,235 as of December 31, 2025 and 2024 respectively.

(*)	Includes expenses related to employee investment plan